Employee Stock Incentive Plans - Summary of Activities in Cash Settled Restricted Stock Unit Option Plans (Detail) - Employee restricted stock unit option plans [member] - shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Numbers, Outstanding at the beginning of the year	7,000	11,800	24,600
Numbers, Exercised	0	(4,800)	(12,800)
Forfeited and lapsed	(7,000)	0	0
Numbers, Outstanding at the end of the year	0	7,000	11,800
Exercisable at the end of the year	0	7,000	7,600